Financial assets and liabilities - Summary of maturities of borrowings (excluding lease liabilities) and exposure to interest rates (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,448,567	$ 616,055
Fixed interest [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,422,724	590,205
Variable interest [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	25,843	25,850
Less than 1 year [member] | Fixed interest [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	45,381	60,373
Less than 1 year [member] | Variable interest [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	843	850
From 1 to 2 years [member] | Fixed interest [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	185,356	81,900
From 1 to 2 years [member] | Variable interest [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	25,000	0
From 2 to 5 years [member] | Fixed interest [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	404,395	392,550
From 2 to 5 years [member] | Variable interest [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0	25,000
Over 5 years [member] | Fixed interest [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	787,592	55,382
Over 5 years [member] | Variable interest [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0	$ 0